Short-Term Investments	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Short-Term Investments
4. SHORT-TERM INVESTMENTS

	December 31
	2018	2019
	US$	US$
Trading securities	3,609	2,010

The Company classified certain short-term investments as trading securities. Realized gains on sales of these trading securities were US$103 thousand, US$134 thousand and US$48 thousand for the years ended December 31, 2017, 2018 and 2019, respectively The amount of unrealized losses related to trading securities at year end was nil for the years ended December 31, 2017, 2018 and 2019, respectively.